UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                     Date of reporting period: May 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
International Value
-------------------------------------------------------------------------------


[LOGO] AllianceBernstein (SM)
Investment Research and Management


AllianceBernstein International Value Fund


Semi-Annual Report -- May 31, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 14, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein International Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2004.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund will invest primarily in a diversified portfolio of non-U.S. equity securities, emphasizing investment in companies determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures contracts or currency forward contracts.

Investment Results

The following table provides performance for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index, for the six- and 12-month periods ended May 31, 2004.

INVESTMENT RESULTS*
Periods Ended May 31, 2004

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
International Value Fund
   Class A                      9.26%             30.66%
------------------------------------------------------------
   Class B                      8.83%             29.59%
------------------------------------------------------------
   Class C                      8.83%             29.71%
------------------------------------------------------------
MSCI EAFE Index                10.45%             33.00%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class and Class R shares will vary due to different expenses associated with these classes. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.20% for Class A, 1.90% for Class B, 1.90% for Class C, 1.40% for Class R and 0.90% for Advisor


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 1

Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein International Value Fund.

Additional investment results appear on pages 5-7.

For the six-month period ended May 31, 2004, the Fund modestly lagged its benchmark, the MSCI EAFE Index. Security and sector selection contributed to the Fund's relative performance, while changes in currency values detracted from returns. In terms of sector selection, the Fund benefited from an underweight position in the technology sector, which lagged the broad market during this period, and from an overweight position of energy, which outperformed. The Fund was held back by an underweight position in the utilities sector, which also outperformed. In terms of security selection, a poor performance among consumer staples holdings was more than made up for by the strong return of the Fund's holdings in the finance and energy sectors. However, the greatest impact on performance came from exposures to foreign currencies. The Fund had a position greater than that of the benchmark in the Canadian dollar, which lost value relative to the U.S. dollar, and a smaller-than-benchmark position in the British pound, which gained value. Both of these positions detracted from the Fund's relative return.

For the 12-month period ended May 31, 2004, the Fund lagged its bench-


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND mark somewhat more than in the six-month period. Sector selection contributed positively to the Fund's performance, especially overweighting capital equipment stocks and underweighting the telecommunications sector. However, stock selection and currency positions detracted from the Fund's performance. Strong showings among energy and finance stocks were overshadowed by disappointing returns from a few key consumer staple and industrial commodities holdings. The Fund's exposures to the Canadian dollar and the British pound also detracted, as they did during the six-month period under review.

Market Review and Investment Strategy

The last year has seen a remarkable rise in international equity markets after they had fallen to multi-year lows in March 2003. As the worries that had dominated markets over the previous years faded--the unwinding of the technology bubble, the slowdown of world economies, corporate malfeasance scandals and geopolitical fears--investors regained an appetite for risk. The effects of a very accommodative monetary policy, as well as, in some countries, strong fiscal stimulus, resulted in a pick-up in global economic activity and a strong rebound in corporate earnings.

Market returns in the first half of the last year were dominated by cyclical sectors: capital equipment, construction and housing, industrial commodities and technology all led the market up, while more defensive sectors, such as consumer staples and medical, lagged. In the last six months, this pattern shifted somewhat. Capital equipment and construction and housing continued to outperform the broad market, but technology stocks fell behind. The energy sector also outperformed the market as growing demand pushed oil and natural gas prices to multi-year highs, and many energy companies recorded large profits. Our view that a robust economic recovery is underway has led us to overweight the capital equipment, energy and construction and housing sectors within the Fund. The Fund is underweight in consumer cyclicals, utilities and consumer staples, where we find the return prospects less compelling.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 3

                                                              Portfolio Summary
-------------------------------------------------------------------------------


PORTFOLIO SUMMARY
May 31, 2004 (unaudited)


INCEPTION DATES
Class A Shares
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01


PORTFOLIO STATISTICS
Net Assets ($mil): $1,276.1


SECTOR BREAKDOWN*
     28.3%   Finance
     14.1%   Capital Equipment
     12.4%   Industrial Commodities
     11.3%   Energy
      8.9%   Construction & Housing                        [PIE CHART OMITTED]
      7.5%   Technology/Electronics
      5.5%   Medical
      4.1%   Telecommunications
      3.0%   Consumer Cyclical
      2.3%   Consumer Staples
      0.8%   Transportation

      1.8%   Short-Term


* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


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4 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004

-------------------------------------------------------------------------------
                                   NAV Returns            SEC Returns
                1 Year                30.66%                 25.06%
       Since Inception*               11.58%                 10.07%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)

-------------------------------------------------------------------------------
                1 Year                                       23.78%
       Since Inception*                                      10.41%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be "value" stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that do not rise as initially expected. Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 3/29/01.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 5

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004
-------------------------------------------------------------------------------
                                   NAV Returns            SEC Returns
                1 Year                29.59%                 25.59%
       Since Inception*               10.90%                 10.65%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)

-------------------------------------------------------------------------------
                1 Year                                       24.36%
       Since Inception*                                      10.96%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be "value" stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that do not rise as initially expected. Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 3/29/01.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                             Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004

-------------------------------------------------------------------------------
                                     NAV Returns            SEC Returns
                1 Year                  29.71%                 28.71%
       Since Inception*                 10.90%                 10.90%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)

-------------------------------------------------------------------------------
                1 Year                                       27.36%
       Since Inception*                                      11.20%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be "value" stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that do not rise as initially expected. Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 3/29/01.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 7

                                                           Ten Largest Holdings
-------------------------------------------------------------------------------


TEN LARGEST HOLDINGS
May 31, 2004 (unaudited)

                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

Canon, Inc.                                     $  44,013,430           3.4%
-------------------------------------------------------------------------------
GlaxoSmithKline Plc                                40,296,034           3.2
-------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                             38,547,706           3.0
-------------------------------------------------------------------------------
Arcelor                                            37,775,049           3.0
-------------------------------------------------------------------------------
Continental AG                                     36,437,302           2.9
-------------------------------------------------------------------------------
Assurances Generales de France                     36,270,980           2.8
-------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.              34,998,775           2.7
-------------------------------------------------------------------------------
ENI SpA                                            34,502,841           2.7
-------------------------------------------------------------------------------
Bank of Nova Scotia                                33,490,243           2.6
-------------------------------------------------------------------------------
Honda Motor Co., Ltd.                              32,882,247           2.6
-------------------------------------------------------------------------------
                                                $ 369,214,607          28.9%


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8 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
May 31, 2004 (unaudited)


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-96.6%

Australia-0.5%
Qantas Airways, Ltd.                                2,436,499    $    5,969,124
                                                                 --------------
Belgium-1.2%
Delhaize Group                                        322,200        15,339,202
                                                                 --------------
Brazil-2.1%
Petroleo Brasileiro, SA (ADR)                         789,400        18,187,776
Votorantim Celulose e Papel, SA (ADR)                 275,000         8,596,500
                                                                 --------------
                                                                     26,784,276
                                                                 --------------
Canada-5.8%
Bank of Nova Scotia                                 1,354,175        33,490,243
Magna International, Inc. Cl.A                        179,242        14,339,885
Manulife Financial Corp.                              689,900        26,804,485
                                                                 --------------
                                                                     74,634,613
                                                                 --------------
China-0.6%
China Petroleum & Chemical Corp.                   19,928,000         7,478,657
                                                                 --------------
France-15.0%
Arcelor                                             2,252,100        37,775,049
Assurances Generales de France                        598,230        36,270,980
Aventis, SA                                           340,800        27,041,176
BNP Paribas, SA                                       298,900        18,257,561
Compagnie de Saint-Gobain                             457,440        23,051,804
Credit Agricole, SA                                   518,000        12,738,561
France Telecom, SA(a)                                 343,200         8,255,432
PSA Peugeot Citroen                                   164,430         9,286,494
Societe Generale                                      226,775        19,226,555
                                                                 --------------
                                                                    191,903,612
                                                                 --------------
Germany-7.3%
AMB Generale                                           58,600         4,291,742
Continental AG                                        811,600        36,437,302
Hannover Rueckversicherungs-AG                        298,200        10,072,786
Heidelberger Zement AG                                241,332        10,646,068
MAN AG                                                463,800        17,151,021
Volkswagen AG                                         340,800        14,871,606
                                                                 --------------
                                                                     93,470,525
                                                                 --------------
Hungary-1.4%
MOL Magyar Olaj-es Gazipari Rt.                       287,100        11,027,802
MOL Magyar Olaj-es Gazipari Rt. (GDR)(b)              167,330         6,316,708
                                                                 --------------
                                                                     17,344,510
                                                                 --------------
Ireland-1.0%
Depfa Bank Plc                                        840,000        12,570,779
                                                                 --------------
Israel-0.8%
Bank Hapoalim, Ltd.                                 4,151,378        10,648,989
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 9

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Italy-2.7%
ENI SpA                                             1,692,200    $   34,502,841
                                                                 --------------
Japan-18.3%
Canon, Inc.                                           890,000        44,013,430
Honda Motor Co., Ltd.                                 761,300        32,882,247
JFE Holdings, Inc.                                    885,000        19,192,868
Nippon Meat Packers, Inc.                             953,000        10,402,967
Nissan Motor Co., Ltd.                              3,810,000        38,547,706
Promise Co., Ltd.                                     392,850        25,879,869
Sumitomo Mitsui Financial Group, Inc.                   4,870        34,998,775
UFJ Holdings, Inc.(a)                                   5,490        27,598,204
                                                                 --------------
                                                                    233,516,066
                                                                 --------------
Mexico-1.5%
Cemex SA de CV (ADR)                                  640,016        18,778,069
                                                                 --------------
Netherlands-1.8%
DSM NV                                                470,275        23,244,735
                                                                 --------------
Singapore-3.1%
Flextronics International, Ltd.(a)                    710,000        12,467,600
Singapore Airlines, Ltd.                              695,200         4,296,789
Singapore Telecommunications, Ltd.                 17,690,000        22,804,309
                                                                 --------------
                                                                     39,568,698
                                                                 --------------
South Korea-4.7%
Hyundai Motor Co.                                     343,000        13,166,252
Kookmin Bank(a)                                       307,500        10,694,504
POSCO                                                 177,200        21,912,237
Shinhan Financial Group Co., Ltd.                     879,700        14,239,884
                                                                 --------------
                                                                     60,012,877
                                                                 --------------
Spain-3.1%
ACS, Actividades de Construccion y
  Servicios, SA                                       283,173        13,834,073
Repsol YPF, SA                                      1,190,000        25,237,336
                                                                 --------------
                                                                     39,071,409
                                                                 --------------
Sweden-2.1%
Svenska Cellulosa AB Series B                         688,800        26,674,381
                                                                 --------------
Switzerland-1.9%
Credit Suisse Group(a)                                722,000        24,800,207
                                                                 --------------
Taiwan-2.9%
Compal Electronics, Inc.(b)                         4,067,667        24,812,769
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (ADR)                                        1,241,300        12,599,195
                                                                 --------------
                                                                     37,411,964
                                                                 --------------
Thailand-0.7%
PTT Public Co., Ltd.                                2,220,500         8,430,892
                                                                 --------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
United Kingdom-18.1%
Aviva Plc                                           2,417,758    $   23,596,508
BP Plc                                              3,520,000        30,821,846
George Wimpey Plc                                   1,210,000         8,183,273
GlaxoSmithKline Plc                                 1,928,600        40,296,034
InterContinental Hotels Group Plc                   1,401,864        13,450,483
Lloyds TSB Group Plc                                  746,000         5,892,931
Persimmon Plc                                         627,998         6,923,237
RMC Group Plc                                       2,235,100        22,489,748
Royal & Sun Alliance Insurance Group Plc            1,775,500         2,635,852
Shire Pharmaceuticals Group Plc(a)                    208,000         1,887,052
Taylor Woodrow Plc                                  1,695,000         7,890,757
Vodafone Group Plc                                  8,792,346        20,667,000
Whitbread Plc                                       1,658,450        24,316,869
William Morrison Supermarkets Plc                     742,757         3,107,226
Xstrata Plc                                         1,475,830        18,650,303
                                                                 --------------
                                                                    230,809,119
                                                                 --------------
Total Common Stocks
  (cost $1,002,358,964)                                           1,232,965,545
                                                                 --------------
SHORT-TERM INVESTMENT-1.8%
Time Deposit-1.8%
State Street Euro Dollar
  0.50%, 6/01/04
  (cost $23,098,000)                                  $23,098        23,098,000
                                                                 --------------
Total Investments-98.4%
  (cost $1,025,456,964)                                           1,256,063,545
Other assets less liabilities-1.6%                                   20,025,072
                                                                 --------------
Net Assets-100%                                                  $1,276,088,617
                                                                 ==============


FINANCIAL FUTURES CONTRACTS PURCHASED (See Note D)

                                                       Value at
                Number of   Expiration    Original      May 31,    Unrealized
     Type       Contracts      Month       Value         2004     Depreciation
-------------------------------------------------------------------------------
EURO STOXX 50      620      June 2004   $20,904,143   $20,760,965   $(143,178)
Japanese TSE
   Topix             30      June 2004     3,273,191     3,119,641    (153,550)
                                                                     ---------
Total                                                               $(296,728)
                                                                    =========


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 11

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the market value of these securities amounted to $31,129,477 or 2.4% of net assets.


Glossary of Terms:

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------


STATEMENT OF ASSETS & LIABILITIES
May 31, 2004 (unaudited)


ASSETS
Investments in securities, at value (cost $1,025,456,964)     $1,256,063,545
Cash                                                                     585
Foreign cash, at value (cost $11,135,206)                         11,278,533(a)
Dividends and interest receivable                                  6,236,596
Receivable for shares of beneficial interest sold                  2,986,075
Receivable for investment securities sold                          2,434,880
Receivable for variation margin on futures contracts                  33,888
                                                              --------------
Total assets                                                   1,279,034,102
                                                              --------------
LIABILITIES
Payable for investment securities purchased                        1,013,225
Advisory fee payable                                                 464,150
Payable for shares of beneficial interest redeemed                   264,104
Distribution fee payable                                             219,429
Accrued expenses and other liabilities                               984,577
                                                              --------------
Total liabilities                                                  2,945,485
                                                              --------------
Net Assets                                                    $1,276,088,617
                                                              ==============
COMPOSITION OF NET ASSETS
Paid-in capital                                               $1,059,914,933
Undistributed net investment income                               10,457,524
Accumulated net realized loss on investment
  and foreign currency transactions                              (24,126,694)
Net unrealized appreciation of investments and foreign
  currency denominated assets and liabilities                    229,842,854
                                                              --------------
                                                              $1,276,088,617
                                                              ==============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($251,774,169 / 18,153,412 shares of beneficial
  interest issued and outstanding)                                    $13.87
Sales charge--4.25% of public offering price                             .62
                                                                      ------
Maximum offering price                                                $14.49
                                                                      ======
Class B Shares
Net asset value and offering price per share
  ($102,489,196 / 7,469,447 shares of beneficial
  interest issued and outstanding)                                    $13.72
                                                                      ======
Class C Shares
Net asset value and offering price per share
  ($90,054,650 / 6,563,935 shares of beneficial
  interest issued and outstanding)                                    $13.72
                                                                      ======
Class R Shares
Net asset value, redemption and offering price per share
  ($11,080 / 797 shares of beneficial interest
  issued and outstanding)                                             $13.90
                                                                      ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($831,759,522 / 59,359,186 shares of beneficial interest
  issued and outstanding)                                             $14.01
                                                                      ======


(a) An amount of U.S. $3,613,668 has been segregated as collateral for the financial futures contracts outstanding at May 31, 2004.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 13

                                                        Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2004 (unaudited)


INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $2,211,450)                         $ 16,958,814
Interest                                               101,527     $ 17,060,341
                                                  ------------
EXPENSES
Advisory fee                                         5,880,521
Distribution fee--Class A                              335,362
Distribution fee--Class B                              486,417
Distribution fee--Class C                              388,332
Distribution fee--Class R                                   27
Transfer agency                                      1,561,434
Custodian                                              601,306
Printing                                                76,021
Registration fees                                       70,028
Audit and legal                                         50,636
Administrative                                          41,875
Trustees' fees                                           9,376
Miscellaneous                                           19,266
                                                  ------------
Total expenses                                       9,520,601
Less: expenses waived and reimbursed
  by the Adviser and the Transfer Agent
  (see Note B)                                      (3,017,927)
Less: expense offset arrangement
  (see Note B)                                             (66)
                                                  ------------
Net expenses                                                          6,502,608
                                                                   ------------
Net investment income                                                10,557,733
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                            23,506,962
  Futures contracts                                                   2,601,632
  Foreign currency transactions                                        (703,199)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                        57,315,140
  Futures contracts                                                  (1,321,587)
  Foreign currency denominated assets
    and liabilities                                                    (374,947)
                                                                   ------------
Net gain on investment and foreign
  currency transactions                                              81,024,001
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $ 91,581,734
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS


                                                  Six Months
                                                     Ended         Year Ended
                                                 May 31, 2004      November 30,
                                                 (unaudited)          2003
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $   10,557,733   $    8,807,262
Net realized gain (loss) on investment
  and foreign currency transactions                 25,405,395       (3,350,276)
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities                55,618,606      184,209,089
                                                --------------   --------------
Net increase in net assets from
  operations                                        91,581,734      189,666,075

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (1,870,512)        (760,517)
  Class B                                             (443,690)        (352,816)
  Class C                                             (317,937)        (188,899)
  Class R                                                  (71)              -0-
  Advisor Class                                     (7,897,386)      (3,766,622)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                       236,333,252      295,842,477
                                                --------------   --------------
Total increase                                     317,385,390      480,439,698

NET ASSETS
Beginning of period                                958,703,227      478,263,529
                                                --------------   --------------
End of period (including undistributed net
  investment income of $10,457,524
  and $10,429,387, respectively)                $1,276,088,617   $  958,703,227
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 15

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
May 31, 2004 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the"Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein International Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 17

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

Effective July 2, 2001, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.20%, 1.90%, 1.90% and .90% of the daily average net assets of Class A, Class B, Class C and Advisor Class shares, respectively. Effective November 3, 2003, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.40% of the daily average net assets of Class R shares. For the six months ended May 31, 2004, such waivers and reimbursement amounted to $1,589,003.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. Through May 31, 2004, such waiver amounted to $1,256,017. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2004, the Adviser voluntarily agreed to waive its fees. Such waiver amounted to $41,875.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,204,114 for the six months ended May 31, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $131,032.

For the six months ended May 31, 2004, the Fund's expenses were reduced by $66 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $22,868 from the sales of Class A shares and received $3,757, $71,743 and $12,310 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2004.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 19

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


Brokerage commissions paid on investment transactions for the six months ended May 31, 2004, amounted to $963,991, of which $110,709 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares, 1% of the Fund's average daily net assets attributable to Class B and Class C shares and .50 of 1% of the Fund's average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,453,989 and $626,960 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor, beyond the current fiscal year for Class A and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $ 394,417,217    $ 159,371,249
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $ 245,586,111
Gross unrealized depreciation                                       (14,979,530)
                                                                  -------------
Net unrealized appreciation                                       $ 230,606,581
                                                                  =============


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 21

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into five classes, designated Class A, Class B, Class C, Advisor Class and Class R shares. Transactions in shares of beneficial interest were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                  Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2004   November 30,  May 31, 2004    November 30,
                      (unaudited)       2003       (unaudited)        2003
                     ------------  ------------  --------------  --------------
Class A
Shares sold            5,725,086    13,295,167    $ 79,305,570    $146,868,388
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              130,528        71,827       1,717,711         675,894
-------------------------------------------------------------------------------
Shares converted
  from Class B           188,040       201,727       2,617,534       2,150,139
-------------------------------------------------------------------------------
Shares redeemed       (1,962,604)   (7,041,114)    (27,053,819)    (74,527,969)
-------------------------------------------------------------------------------
Net increase           4,081,050     6,527,607    $ 56,586,996    $ 75,166,452
===============================================================================

Class B
Shares sold            1,750,191     3,717,485    $ 24,022,103    $ 40,364,959
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               28,181        31,136         368,023         291,437
-------------------------------------------------------------------------------
Shares converted
  to Class A            (189,876)     (203,355)     (2,617,534)     (2,150,139)
-------------------------------------------------------------------------------
Shares redeemed         (814,560)   (2,140,856)    (11,133,267)    (22,630,539)
-------------------------------------------------------------------------------
Net increase             773,936     1,404,410    $ 10,639,325    $ 15,875,718
===============================================================================

Class C
Shares sold            2,247,357     5,136,326    $ 30,853,041    $ 54,696,196
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               16,322        13,906         213,175         130,159
-------------------------------------------------------------------------------
Shares redeemed         (417,191)   (3,167,085)     (5,717,114)    (32,350,149)
-------------------------------------------------------------------------------
Net increase           1,846,488     1,983,147    $ 25,349,102    $ 22,476,206
===============================================================================

Advisor Class
Shares sold           11,161,852    18,185,825    $153,957,500    $204,941,888
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              588,039       393,866       7,803,272       3,733,854
-------------------------------------------------------------------------------
Shares redeemed       (1,295,262)   (2,507,836)    (18,002,993)    (26,361,641)
-------------------------------------------------------------------------------
Net increase          10,454,629    16,071,855    $143,757,779    $182,314,101
===============================================================================


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months    November 3,    Six Months      November 3,
                        Ended        2003(a) to      Ended         2003(a) to
                     May 31, 2004   November 30,  May 31, 2004     November 30,
                      (unaudited)      2003       (unaudited)         2003
                     ------------  ------------  --------------  --------------
Class R
Shares sold                    3           794    $         50    $     10,000
-------------------------------------------------------------------------------
Net increase                   3           794    $         50    $     10,000
===============================================================================

(a)  Commencement of distribution.


NOTE F

Risks Involved in Investing in The Fund

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2004.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2004 will be determined at the end of the current fiscal year. The tax character


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 23

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


of distributions paid during the fiscal year ended November 30, 2003 was as follows:

                                                                  2003
                                                              =============
Distributions paid from:
  Ordinary income                                             $   5,068,854
                                                              -------------
Total taxable distributions                                       5,068,854
                                                              -------------
Total distributions paid                                      $   5,068,854
                                                              =============


As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $  10,429,387
Accumulated capital and other losses                            (49,356,041)(a)
Unrealized appreciation/(depreciation)                          174,048,200(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $ 135,121,546
                                                              =============


(a) On November 30, 2003, the Fund had a net capital loss carryforward of $49,356,041 of which $13,230,402 expires in the year 2008, $28,863,976 expires in the year 2009, $1,911,917 expires in the year 2010 and $5,349,746 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Fund's merger with Alliance International Fund, Inc. may apply.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.


NOTE I

Legal Proceedings

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 25

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                  Class A
                                            --------------------------------------------------
                                            Six Months          Year Ended           March 29,
                                              Ended            November 30,         2001(a) to
                                           May 31, 2004  ------------------------   November 30,
                                           (unaudited)      2003         2002          2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period         $ 12.82       $ 9.83       $ 9.64      $ 10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                      .12(d)       .13          .07          .04
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  1.06         2.96          .12(e)      (.40)
Net increase (decrease) in net asset
  value from operations                         1.18         3.09          .19         (.36)

LESS: DIVIDENDS
Dividends from net investment income            (.13)        (.10)          -0-          -0-
Net asset value, end of period                $13.87       $12.82        $9.83        $9.64

TOTAL RETURN
Total investment return based on
  net asset value(f)                            9.26%       31.80%        1.97%       (3.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $251,774     $180,443      $74,193       $3,990
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.20%(g)     1.20%        1.20%        1.44%(g)
  Expenses, before
    waivers/reimbursements                      1.70%(g)     1.93%        2.19%        5.11%(g)
  Net investment income(c)                      1.74%(d)(g)  1.22%         .74%         .62%(g)
Portfolio turnover rate                           14%          20%          23%          11%



See footnote summary on page 31.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 27

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                 Class B
                                            --------------------------------------------------
                                            Six Months          Year Ended           March 29,
                                              Ended            November 30,         2001(a) to
                                           May 31, 2004  ------------------------   November 30,
                                           (unaudited)      2003         2002          2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.67        $9.75        $9.62       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                      .07(d)       .07           -0-          -0-
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  1.05         2.92          .13(e)      (.38)
Net increase (decrease) in net asset
  value from operations                         1.12         2.99          .13         (.38)

LESS: DIVIDENDS
Dividends from net investment income            (.07)        (.07)          -0-          -0-
Net asset value, end of period                $13.72       $12.67        $9.75        $9.62

TOTAL RETURN
Total investment return based on
  net asset value(f)                            8.83%       30.85%        1.35%       (3.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $102,489      $84,809      $51,608       $2,220
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.90%(g)     1.90%        1.90%        2.19%(g)
  Expenses, before
    waivers/reimbursements                      2.44%(g)     2.71%        2.84%        7.84%(g)
  Net investment income (loss)(c)                .96%(d)(g)   .61%        (.03)%       (.05)%(g)
Portfolio turnover rate                           14%          20%          23%          11%



See footnote summary on page 31.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                 Class C
                                            --------------------------------------------------
                                            Six Months          Year Ended           March 29,
                                              Ended            November 30,         2001(a) to
                                           May 31, 2004  ------------------------   November 30,
                                           (unaudited)      2003         2002          2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.67        $9.75        $9.60       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                      .07(d)       .06          .01           -0-
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  1.05         2.93          .14(e)      (.40)
Net increase (decrease) in net asset
  value from operations                         1.12         2.99          .15         (.40)

LESS: DIVIDENDS
Dividends from net investment income            (.07)        (.07)          -0-          -0-
Net asset value, end of period                $13.72       $12.67        $9.75        $9.60

TOTAL RETURN
Total investment return based on
  net asset value(f)                            8.83%       30.85%        1.56%       (4.00)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $90,055      $59,753      $26,663       $1,582
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.90%(g)     1.90%        1.90%        2.23%(g)
  Expenses, before
    waivers/reimbursements                      2.41%(g)     2.65%        2.90%        8.77%(g)
  Net investment income(c)                      1.07%(d)(g)   .55%         .09%         .03%(g)
Portfolio turnover rate                           14%          20%          23%          11%



See footnote summary on page 31.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 29

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                           Class R
                                                  ---------------------------
                                                   Six Months      November 3,
                                                     Ended         2003(h) to
                                                 May 31, 2004     November 30,
                                                  (unaudited)        2003
                                                  ------------   ------------
Net asset value, beginning of period                 $12.82         $12.60

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                             .10(d)         .00(i)
Net realized and unrealized gain on investment
  and foreign currency transactions                    1.07            .22
Net increase in net asset value from operations        1.17            .22

LESS: DIVIDENDS
Dividends from net investment income                   (.09)            -0-
Net asset value, end of period                       $13.90         $12.82

TOTAL RETURN
Total investment return based on net asset
  value(f)                                             9.16%          1.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $11            $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements              1.40%(g)       1.40%(g)
  Expenses, before waivers/reimbursements              1.87%(g)       2.31%(g)
  Net investment income(c)                             1.40%(d)(g)     .40%(g)
Portfolio turnover rate                                  14%            20%


See footnote summary on page 31.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                               Advisor Class
                                            --------------------------------------------------
                                            Six Months          Year Ended           March 29,
                                              Ended            November 30,         2001(a) to
                                           May 31, 2004  ------------------------   November 30,
                                           (unaudited)      2003         2002          2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.96        $9.92        $9.68       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                      .14(d)       .18          .17          .04
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  1.07         2.97          .07(e)      (.36)
Net increase (decrease) in net asset
  value from operations                         1.21         3.15          .24         (.32)

LESS: DIVIDENDS
Dividends from net investment income            (.16)        (.11)          -0-          -0-
Net asset value, end of period                $14.01       $12.96        $9.92        $9.68

TOTAL RETURN
Total investment return based on
  net asset value(f)                            9.36%       32.19%        2.48%       (3.20)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $831,760     $633,688     $325,800     $167,263
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                       .90%(g)      .90%         .90%         .90%(g)
  Expenses, before
    waivers/reimbursements                      1.40%(g)     1.63%        1.75%        2.26%(g)
  Net investment income(c)                      1.99%(d)(g)  1.61%        1.67%         .65%(g)
Portfolio turnover rate                           14%          20%          23%          11%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of fees and expenses waived/reimbursed by the Adviser.

(d)  Net of fees waived/reimbursed by the Transfer Agent.

(e) In addition to net realized and unrealized gain (loss) from investment and foreign currency transactions as set forth in the statement of operations, this amount reflects an increase in net asset value per share resulting from fluctuations in the Fund's total net assets in relation to the timing of market gains and losses.

(f) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)  Annualized.

(h)  Commencement of distribution.

(i)  Amount is less than $.005.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 31

                                                             Board of Directors
-------------------------------------------------------------------------------


BOARD OF TRUSTEES


William H. Foulk, Jr.(1), Chairman
Marc. O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Kevin F. Simms(2), Senior Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, New York 10036


(1)  Member of the Audit Committee.

(2) Mr. Simms is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                         Management of the Fund
-------------------------------------------------------------------------------


MANAGEMENT OF THE FUND


Board of Trustees Information
The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.



                                                                               PORTFOLIOS
                                                                                 IN FUND          OTHER
 NAME, AGE OF  TRUSTEE,                      PRINCIPAL                           COMPLEX        TRUSTEESHIP
        ADDRESS                             OCCUPATION(S)                       OVERSEEN BY       HELD BY
  (YEARS OF SERVICE*)                    DURING PAST 5 YEARS                     TRUSTEE         TRUSTEES
------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr.,#, 71         Investment adviser and an inde-                 113             None
2 Sound View Drive                  pendent consultant. He was
Suite 100                           formerly Senior Manager of Barrett
Greenwich, CT 06830                 Associates, Inc., a registered
(3)                                 investment adviser, with which he
Chairman of the Board               had been associated since prior
                                    to 1999. He was formerly Deputy
                                    Comptroller and Chief Investment
                                    Officer of the State of New York
                                    and, prior thereto, Chief Investment
                                    Officer of the New York Bank for
                                    Savings.

Ruth Block,#, 73                    Formerly Executive Vice President                94             None
500 SE Mizner Blvd.,                and Chief Insurance Officer of The
Boca Raton, FL 33432                Equitable Life Assurance Society of
(3)                                 the United States; Chairman and
                                    Chief Executive Officer of Evlico;
                                    Director of Avon, BP (oil and gas),
                                    Ecolab Incorporated (specialty
                                    chemicals), Tandem Financial
                                    Group and Donaldson, Lufkin &
                                    Jenrette Securities Corporation;
                                    former Governor at Large, National
                                    Association of Securities Dealers,
                                    Inc.

David H. Dievler,#, 74              Independent consultant. Until                    98             None
P.O. Box 167                        December 1994 he was Senior
Spring Lake, NJ 07762               Vice President of Alliance Capital
(3)                                 Management Corporation ("ACMC")
                                    responsible for mutual fund admin-
                                    istration. Prior to joining ACMC in
                                    1984 he was Chief Financial Officer
                                    of Eberstadt Asset Management
                                    since 1968. Prior to that he
                                    was a Senior Manager at Price
                                    Waterhouse & Co. Member of A
                                    merican Institute of Certified
                                    Public Accountants since 1953.



_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 33

                                                         Management of the Fund
-------------------------------------------------------------------------------



                                                                               PORTFOLIOS
                                                                                 IN FUND          OTHER
 NAME, AGE OF  TRUSTEE,                      PRINCIPAL                           COMPLEX        TRUSTEESHIP
        ADDRESS                             OCCUPATION(S)                       OVERSEEN BY       HELD BY
  (YEARS OF SERVICE*)                    DURING PAST 5 YEARS                     TRUSTEE         TRUSTEES
------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)

John H. Dobkin,#, 62                Consultant. Formerly President                   96             None
P.O. Box 12                         of Save Venice, Inc. (preservation
Annandale, NY 12504                 organization) from 2001-2002,
(3)                                 a Senior Advisor from June 1999
                                    -June 2000 and President of
                                    Historic Hudson Valley (historic
                                    preservation) from December
                                    1989-May 1999. Previously,
                                    Director of the National Academy
                                    of Design and during 1988-1992,
                                    he was Director and Chairman of
                                    the Audit Committee of ACMC.

Clifford L. Michel,#, 64            Senior Counsel to the law firm                   96           Placer
15 St. Bernard's Road               of Cahill Gordon & Reindel since                            Dome, Inc.
Gladstone, NJ 07934                 February 2001 and a partner of
(3)                                 that firm for more than twenty-five
                                    years prior thereto. He is President
                                    and Chief Executive Officer of
                                    Wenonah Development Company
                                    (investments) and a Director of
                                    Placer Dome, Inc. (mining).

Donald J. Robinson,#, 69            Senior Counsel to the law firm of                95             None
98 Hell's Peak Road                 Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                    since prior to 1999. Formerly a
(3)                                 senior partner and a member of
                                    the Executive Committee of that
                                    firm. He was also a member
                                    and Chairman of the Municipal
                                    Securities Rulemaking Board and
                                    Trustee of the Museum of the City
                                    of New York.

INTERESTED TRUSTEE

Marc O. Mayer, +, 46                Executive Vice President of ACMC                 66             None
1345 Avenue of the                  since 2001; prior thereto, Chief
Americas                            Executive Officer of Sanford C.
New York, NY 10105                  Bernstein & Co., LLC and its
(Elected November 18,               predecessor since prior to 1999.
2003)



*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee and Nominating Committee.

+ Mr. Mayer is an "interested person", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                         Management of the Fund
-------------------------------------------------------------------------------


OFFICERS OF THE TRUST
Certain information concerning the Fund's Officers is listed below.




       NAME,                            POSITION(S)                        PRINCIPAL OCCUPATION
 ADDRESS* AND AGE                     HELD WITH FUND                        DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Kevin F. Simms, 38                  Senior Vice President           Senior Vice President of Alliance Capital
                                                                    Management Corporation "ACMC" **
                                                                    and is a Co-Chief Investment Officer of
                                                                    International Value Equities since 2003
                                                                    which he has assumed in addition to
                                                                    his role as Director of Research of
                                                                    Global and International Value Equities
                                                                    since 2000. Prior thereto, he was
                                                                    Director of Research for Emerging
                                                                    Markets Equities at Bernstein,** since
                                                                    prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Chief
                                                                    Compliance Officer of ACMC,** with
                                                                    which he has been associated since
                                                                    prior to 1999.

Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global
                                    Financial Officer               Investor Services, Inc. ("AGIS"),** and
                                                                    Vice President of AllianceBernstein
                                                                    Investment Research and Management,
                                                                    Inc. ("ABIRM"),** with which he has
                                                                    been associated since prior to 1999.

Vincent S. Noto, 39                 Controller                      Vice President of AGIS,** with which
                                                                    he has been associated since prior
                                                                    to 1999.



* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, Bernstein, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 35

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Reseach Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVIINTVFSR0504




ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

      EXHIBIT NO.        DESCRIPTION OF EXHIBIT
      -----------        ----------------------
      11 (b) (1)         Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

      11 (b) (2)         Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

      11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  July 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 30, 2004